Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,330,000
Previously Paid Amount	0.00
Total Fee Amount	597.97
Total Offset Amount	0.00
Net Fee	597.97
Narrative - Max Aggregate Offering Price	$ 4,330,000
Final Prospectus	true